Income Taxes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Tax losses carryforward	R$ 2,543,398	R$ 2,532,720
Negative calculation basis (social contribution)	915,623	911,779
Temporary differences - Assets	4,961,166	4,623,298
Temporary differences - Liabilities	(2,632,087)	(2,570,315)
Total deferred taxes	2,329,079	2,052,983	R$ 2,454,998
Deferred tax assets	2,331,012	2,113,108
Deferred tax liabilities	(1,933)	(60,125)
Deferred taxes assets and liabilities	2,329,079	2,052,983
Provisions For Tax Civil And Labor Risks [Member]
IfrsStatementLineItems [Line Items]
Temporary differences - Assets	394,642	365,381
Expected Credit Losses [Member]
IfrsStatementLineItems [Line Items]
Temporary differences - Assets	215,626	176,776
Impairment On Tax Credits [Member]
IfrsStatementLineItems [Line Items]
Temporary differences - Assets	54,853	55,253
Provision For Other Obligations [Member]
IfrsStatementLineItems [Line Items]
Temporary differences - Assets	110,059	115,216
Write Down To Net Realizable Value Of Inventories [Member]
IfrsStatementLineItems [Line Items]
Temporary differences - Assets	10,248	19,627
Employees Benefits Plan [Member]
IfrsStatementLineItems [Line Items]
Temporary differences - Assets	133,783	137,947
Lease Basis Difference [Member]
IfrsStatementLineItems [Line Items]
Temporary differences - Assets	256,418	189,753
Share Based Payment [Member]
IfrsStatementLineItems [Line Items]
Temporary differences - Assets	26,967
Other temporary differences [member]
IfrsStatementLineItems [Line Items]
Temporary differences - Assets	299,549	118,846
Temporary differences - Liabilities	(20,671)	(11,691)
Goodwill Amortization Basis Difference [Member]
IfrsStatementLineItems [Line Items]
Temporary differences - Liabilities	(337,038)	(336,135)
Depreciation Useful Life Basis Difference [Member]
IfrsStatementLineItems [Line Items]
Temporary differences - Liabilities	(1,118,093)	(863,896)
Business Combination [Member]
IfrsStatementLineItems [Line Items]
Temporary differences - Liabilities	(959,663)	(971,832)
Monetary Correction By Hyperinflation [Member]
IfrsStatementLineItems [Line Items]
Temporary differences - Liabilities	(46,319)	(95,981)
Unrealized Gains On Derivatives Net [Member]
IfrsStatementLineItems [Line Items]
Temporary differences - Liabilities	(120,326)	(127,036)
Unrealized Fair Value Gains Net [Member]
IfrsStatementLineItems [Line Items]
Temporary differences - Liabilities	R$ (29,977)	R$ (163,744)